Document and Entity Information	9 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	Stevia First Corp.
Entity Central Index Key	0001438943
Entity Filer Category	Smaller Reporting Company